ING Life Insurance and Annuity Company:
        Variable Life Account B of ING Life Insurance and Annuity Company

                         Supplement Dated July 13, 2007
                         To the Prospectus for Products:

                                    AetnaVest
                                  AetnaVest II
                                 AetnaVest Plus
                           AetnaVest Estate Protector
                          AetnaVest Estate Protector II
                                  Corporate VUL
                                Corporate VUL II

The information in this supplement updates and amends certain information contained in the last product prospectus you received. Keep this supplement with your prospectus for reference.

Effective May 1, 2007, Directed Services, LLC, the Portfolio's investment adviser for the ING T. Rowe Price Growth Equity Portfolio, has implemented a waiver to reduce the Portfolio's management fee. The following information replaces the "Fund Expense Table" section of your prospectus for the ING T. Rowe Price Growth Equity Portfolio:


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Fees and        Total
                        Fund Name                             Management                  Total Fund     Expenses       Net Fund
                                                              (Advisory)      Other        Annual        Waived or      Annual
                                                                Fees         Expenses     Expenses      Reimbursed     Expenses
------------------------------------------------------------ ------------ ------------- -------------- ------------- --------------
ING T. Rowe Price Growth Equity Portfolio                       0.60%         0.15%         0.75%         0.01%          0.74%
(Initial Class) (1)(5)(6)(8)
------------------------------------------------------------ ------------ ------------- -------------- ------------- --------------


(8) DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan International Portfolio and ING T. Rowe Price Growth Equity Portfolio. Based upon net assets as of December 31, 2006 (May 31, 2007 for the T. Rowe Price Growth Equity Portfolio), the advisory fee waiver for these Portfolios would equal 0.00% and 0.01% respectively. This advisory fee will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date. It will renew only if DSL elects to renew it.


For additional information, please refer to the supplement to the prospectus for the ING T. Rowe Price Growth Equity Portfolio which is included in this packet, or you may contact the Customer Service Center located on the first page of your product prospectus.